Property and equipment, net	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
4.	Property and equipment, net

	December 31,
	2017	2016
	U.S. dollars in thousands

Cost:
Computers and software	$-	$50
Electronic equipment	-	20
Office furniture and equipment	-	39
Leasehold improvements	-	2
	$-	$111

Accumulated depreciation:	-	40

Depreciated cost	$-	$71

Depreciation expenses for the years ended December 31, 2017, 2016 and 2015 were $12, $25 and $17, respectively.

The Company terminated its lease facilities, include the workforce and accordingly write off its property and equipment in the amount of $52, which was recorded in the general and administrative expenses in the consolidated statements of operation.